Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
Summary Of Core Deposit Intangibles

( In thousands)	2012	2011

Gross carrying amount	$5,677	$4,404
Accumulated amortization	(3,608)	(3,130)
	$2,069	$1,274

Schedule Of Estimated Furture Amortization Expense For Core Deposits

( In thousands)

2013	$520
2014	501
2015	285
2016	134
2017	129
Thereafter	500
$2,069